Document and Entity Information	Oct. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 08, 2026
Entity File Number	001-39695
Entity Registrant Name	VIATRIS INC.
Entity Central Index Key	0001792044
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-4364296
Entity Address, Address Line One	1000 Mylan Boulevard
Entity Address, City or Town	Canonsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15317
City Area Code	724
Local Phone Number	514-1800
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	VTRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	true
Pre-commencement Issuer Tender Offer	false